FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: //

                  or fiscal year ending:  12/31/2000

Is this a transition report? (Y/N)      N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "|_|" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.  A.  Registrant Name:  Investors Life Insurance Company of North America
                          Separate Account 1

    B.  File Number:      811-3470

    C.  Telephone Number: 512-404-5000

2.  A.  Street:           6500 River Place Blvd., Building One

    B:  City:             Austin   C.  State: TX    D: Zip Code: 78730
        Zip Ext:

    E.  Foreign Country:  Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)            N

4.  Is this the last filing on this form by Registrant? (Y/N)             N

5.  Is Registrant a small business investment company (SBIC)? (Y/N)       N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period?



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                                                         If filing more than one
                                                             Page 50, "X" box: x

For period ending   12/31/00

File number 811- 3470


123. [ ] State the total value of the additional units considered in answering
          item 122 ($000's omitted)                                        $0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
          subsequent series) ($000's omitted)                              $

125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant ($000 omitted)              $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
          ($000's omitted)                                                 $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                 Number of     Total Assets      Total Income
                                  Series        ($000's          Distributions
                                 Investing      omitted)      ($000's omitted)

A.  U.S. Treasury direct issue   ______         $_______           $________

B.  U.S. Government agency       ______         $_______           $________

C.  State and municipal tax-free ______         $_______           $________

D.  Public utility debt          ______         $_______           $________

E.  Brokers or dealers debt or
     debt of brokers' or
     dealers' parent             ______         $_______           $________

                                      -50-



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F.  All other corporate intermediate.
     & long-term debt                      ______    $________       $_________


G.  All other corporate short-term
     debt                                  ______    $________       $_________

H.  Equity securities of brokers or
     dealers or parents of brokers or
     dealers                               ______    $________       $_________

I.  Investment company equity
     securities                            ___4__    $  42,346       $  4,716

J.  All other equity securities            ______    $________       $_________

K.  Other securities                       ______    $________       $_________

L.  Total assets of all series of
     registrant                            ___4__    $  42,346       $  4,716






                                      -50A-

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                                                         If filing more than one
                                                           Page 51, "X" box: |_|

For period ending   12/31/00

File number 811-    3470


128. [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer? (Y/N)                                                  ______

          [If answer is "N" (No), go to item 131].                          Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
          current period? (Y/N)                                          ______

          [If answer is "N" (No), go to item 131].                          Y/N

130. [/] In computations of NAV or offering price per unit, if any part of the value attributed to instruments identified in item 129 derived from
          insurance or guarantees? (Y/N)                                 ______

131. Total expense incurred by all series of Registrant during the current reporting period
          ($000's omitted)                                               $  530

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811- ____    811- ____    811- _____    811- _____   811- ____

         811- ____    811- ____    811- _____    811- _____   811- ____

         811- ____    811- ____    811- _____    811- _____   811- ____

         811- ____    811- ____    811- _____    811- _____   811- ____

         811- ____    811- ____    811- _____    811- _____   811- ____

         811- ____    811- ____    811- _____    811- _____   811- ____

         811- ____    811- ____    811- _____    811- _____   811- ____

         811- ____    811- ____    811- _____    811- _____   811- ____

         811- ____    811- ____    811- _____    811- _____   811- ____


                                      -51-

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                                 Signature Page


        This report is signed on behalf of the registrant in the City of Philadelphia and the Commonwealth of Pennsylvania on the 27th day of February, 2001.


Investors Life Insurance Company of North America Separate Account 1

         By:    Investors Life Insurance Company of North America
                Separate Account 1

                /s/  Roberta A. Mitchell

         Title: Senior Vice President


(Seal)

Witness:       /s/   Melanie M. McCaffree

                     Vice President & Counsel